CASH FLOW REPORT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CASH FLOW REPORT
CASH FLOW REPORT

NOTE 4 - CASH FLOW REPORT

The Statements of Cash Flows for the years ended December 31, 2021 and 2020 have been updated, as required by ASC 250-10-50-7 through - 10. The updates reflect the quantitative requirements of ASC 250-10-50-7, specifically presenting lease obligations on a net basis rather than gross basis for consistency with balance sheet assets and liabilities as reported. The reclassification required no changes to net cash flow for the periods presented, and there were no changes to the balance sheet or income statement. We believe these reclassifications were neither quantitatively or qualitatively material to the financial statements and accompanying notes.

NOTE 8 - CASH FLOW REPORT

The Statements of Cash Flows for the year ended December 31, 2021 and 2020 have been restated, as required by ASC 250-10-50-7 through 10. The updates were made over the course of two sequential amendments to the registration statement, of which this prospectus forms a part, to correct a footing error that went unnoticed during the initial filing of the Form10-K for the year ended December 31, 2021, as well as to incorporate specific quantitative requirements of ASC 250-10-50-7, notably: (1) moving the depreciation and amortization addbacks from the Investing Activities section of the cash flow statement to the Operating Activities section; and (2) presenting lease obligations on a net basis in the Operating Activities section of the cash flow statement.  There was no change to net cash flows for the periods presented as a result of these corrections, nor were there any balance sheet or income statement effects.